Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Common Shares (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to common stock subject to possible redemption
Income from investments held in Trust Account	$ 81,219	$ 65,330
Less: Company's portion available to be withdrawn to pay taxes	(52,577)	(54,923)
Net income attributable to Class A common stock subject to possible redemption	28,642	10,407
Numerator: Net Loss minus Net Earnings
Net income (loss)	5,164,523	(25,380,878)
Net income allocable to Class A Common stock subject to possible redemption	28,642	10,407
Non-Redeemable Net Loss	$ 5,193,165	$ (25,370,471)
Non redeemable common stock [member]
Denominator: Weighted average subject to possible redemption and nonredeemable common stock
Basic and diluted weighted average shares outstanding	16,818,564
Basic and diluted net income (loss) per share	$ 0.31
Class A Common Stock
Denominator: Weighted average subject to possible redemption and nonredeemable common stock
Basic and diluted weighted average shares outstanding		35,891,064
Basic and diluted net income (loss) per share		$ 0.00
Non-redeemable Class A and Class B Common Stock
Denominator: Weighted average subject to possible redemption and nonredeemable common stock
Basic and diluted weighted average shares outstanding	16,818,564	12,232,461
Basic and diluted net income (loss) per share	$ 0.31	$ (2.08)
Common Stock Subject to Mandatory Redemption [Member] | Class A Common Stock
Denominator: Weighted average subject to possible redemption and nonredeemable common stock
Basic and diluted weighted average shares outstanding	33,493,936
Basic and diluted net income (loss) per share	$ 0.00